Private Placement - Additional Information (Detail) - Private Placement [Member] - Sponsors [Member] - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 23, 2017	Dec. 31, 2019
Private Placement [Line Items]
Number of private placement warrants issued	5,933,334	5,933,334
Proceeds from sale of private placement warrants to sponsors	$ 8.9	$ 8.9
Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares called by each warrant		1
Private placement shares issued price per share		$ 11.50